Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,984,277	$ 5,043,467
Less: accumulated depreciation	(1,449,853)	(1,443,921)
Property and equipment, net	2,534,424	3,599,546
Office equipment and computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	84,605	1,105,814
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	284,680	302,809
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,655,296	2,670,908
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 959,696	$ 963,936